ACQUIRED INTANGIBLE ASSETS, NET (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Acquired intangible assets, net
Less: impairment	$ 410	$ 427
Intangible assets, net	37,179	30,634
Amortization expenses	10,769	5,221	$ 1,885
Future amortization expenses
2017	10,346
2018	7,151
2019	4,600
2020	2,616
2021	617
thereafter	680
Impairment loss recognized on acquired intangible assets	0	0	$ 0
Customer relationship
Acquired intangible assets, net
Acquired intangible assets subject to amortization	38,708	23,286
Less: accumulated amortization	16,417	8,163
Operating licenses
Acquired intangible assets, net
Acquired intangible assets subject to amortization	5,670	4,566
Less: accumulated amortization	2,739	1,988
Favorable lease contracts
Acquired intangible assets, net
Acquired intangible assets subject to amortization	1,850	1,925
Less: accumulated amortization	765	433
Contract backlog
Acquired intangible assets, net
Acquired intangible assets subject to amortization	85	88
Less: accumulated amortization	85	88
Non-compete agreement
Acquired intangible assets, net
Acquired intangible assets subject to amortization	452	454
Less: accumulated amortization	339	189
Trade name
Acquired intangible assets, net
Acquired intangible assets not subject to amortization	$ 11,169	$ 11,603